ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Balance at beginning of the year	¥ 67,828	$ 10,395	¥ 70,970
Additional provision charged to expense	2,393	367	485
Write-off of accounts receivable	(4,040)	(619)	(3,627)
Balance at end of the year	68,921	10,563	¥ 67,828
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at end of the year	¥ 2,740	$ 420